UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Capital Management LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner
Title:  Authorized Signatory
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/Edward E. Mattner
--------------------
Edward E. Mattner                New York, New York                     11/13/07
[Signature]                      [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $4,638,176
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----


                                                   Form 13F Information Table
                                      Name of Reporting Manager: Icahn Capital Management LP

COLUMN 1           COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                    VALUE       SHRS OR   SH/   PUT/      INVESTMENT    OTHER         VOTING AUTHORITY
ISSUER             CLASS         CUSIP        (x$1000)     PRN AMT   PRN   CALL      DISCRETION    MANAGER       SOLE   SHARED  NONE
------             -----         -----        --------     -------   ---   ----      ----------    -------       ----   ------  ----

ACORDA             COM           00484M106         299      16,293   SH                  Sole        n/a         16,293
THERAPEUTICS
INC.

ADVENTRX           COM           00764X103       8,900   3,459,459   SH                  Sole        n/a      3,459,459
PHARMACEUTICALS
INC.

ANADARKO           COM           032511107     729,826  13,578,160   SH                  Sole        n/a     13,578,160
PETROLEUM CORP.

APPLERA CORP       COM           038020103      22,482     649,026   SH                  Sole        n/a        649,026

BEA SYS INC.       COM           073325102     185,343  13,362,873   SH                  Sole        n/a     13,362,873

BIOGEN IDEC INC.   COM           09062X103     585,416   8,825,816   SH                  Sole        n/a      8,825,816

BLOCKBUSTER INC.   CL A          093679108      49,336   9,187,280   SH                  Sole        n/a      9,187,280

BLOCKBUSTER INC.   CL B          093679207      21,597   4,452,905   SH                  Sole        n/a      4,452,905

CSX CORP.          COM           126408103     124,772   2,920,000   SH                  Sole        n/a      2,920,000

COMPTON            COM           204940100      32,698   3,500,880   SH                  Sole        n/a      3,500,880
PETROLEUM CORP.

CYBERONICS INC.    COM           23251P102      28,000   2,008,612   SH                  Sole        n/a      2,008,612

ENZON              COM           293904108      15,329   1,740,001   SH                  Sole        n/a      1,740,001
PHARMACEUTICALS
INC.

GENZYME CORP       COM           372917104      94,084   1,518,463   SH                  Sole        n/a      1,518,463

HARRAH'S           COM           413619107     160,195   1,842,800   SH                  Sole        n/a      1,842,800
ENTERTAINMENT INC.

LEAR CORP.         COM           521865105     308,030   9,595,953   SH                  Sole        n/a      9,595,953

LINCOLN NATL       COM           534187109      42,643     646,400   SH                  Sole        n/a        646,400
CORP IND

LIONS GATE         COM NEW       535919203      44,225   4,289,508   SH                  Sole        n/a      4,289,508
ENTMNT CORP.

MGI PHARMA INC.    COM           552880106      16,849     606,518   SH                  Sole        n/a        606,518

MACYS INC.         COM           55616P104     129,819   4,016,669   SH                  Sole        n/a      4,016,669

MEADWESTVACO CORP. COM           583334107      66,239   2,243,101   SH                  Sole        n/a      2,243,101

MOTOROLA INC.      COM           620076109   1,120,442  60,466,400   SH                  Sole        n/a     60,466,400

QUEST RESOURCE     COM NEW       748349305       8,376     868,002   SH                  Sole        n/a        868,002
CORP.

REGENERON          COM           75886F107      44,642   2,508,001   SH                  Sole        n/a      2,508,001
  PHARMACEUTICALS

ROWAN COS INC.     COM           779382100      84,792   2,317,979   SH                  Sole        n/a      2,317,979

TAKE-TWO           COM           874054109       7,892     462,037   SH                  Sole        n/a        462,037
INTERACTIVE
SOFTWARE, INC.

TELIK INC.         COM           87959M109      12,096   4,156,663   SH                  Sole        n/a      4,156,663

TEMPLE-INLAND INC. COM           879868107     136,894   2,601,056   SH                  Sole        n/a      2,601,056

THE CHILDREN'S     COM           168905107      27,388   1,128,001   SH                  Sole        n/a      1,128,001
PLACE RETAIL
STORES, INC.

TIME WARNER INC.   COM           887317105     237,453  12,933,159   SH                  Sole        n/a     12,933,159

UNUM GROUP         COM           91529Y106      98,393   4,020,960   SH                  Sole        n/a      4,020,960

WCI CMNTYS INC.    COM           92923C104      28,851   4,816,450   SH                  Sole        n/a      4,816,450

WILLIAMS COS       COM           969457100     164,875   4,840,724   SH                  Sole        n/a      4,840,724
INC. DEL



                                 Total:      4,638,176